Consolidated Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	19,147,698	19,140,849
Common stock, shares outstanding	19,147,698	19,140,849